General - Noncontrolling interests (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Woori bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period	[1]	₩ 2,344,816	₩ 2,555,166
Net income attributable to non-controlling interests	[2]	113,995	144,923	₩ 162,362
Dividends to non-controlling interests	[2]	113,995	144,923	162,362
Woori Financial Capital Co., Ltd.
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		0	17,949	1,466
Dividends to non-controlling interests		0	4,121	0
Woori Investment Bank Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		283,221	251,879
Net income attributable to non-controlling interests		38,319	33,274	25,643
Dividends to non-controlling interests		7,219	3,610	0
Woori Asset Trust Co., Ltd.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		78,434	60,726
Net income attributable to non-controlling interests		18,074	11,366	9,732
Dividends to non-controlling interests		365	365	365
Woori Asset Management Corp.
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		34,073	33,768
Net income attributable to non-controlling interests		290	2,341	1,699
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		92,118	87,741
Net income attributable to non-controlling interests		10,806	8,619	6,040
Dividends to non-controlling interests		2,330	1,262	1,669
Wealth Development Bank
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		20,759	20,835
Net income attributable to non-controlling interests		401	928	1,130
PT Woori Finance Indonesia Tbk
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the end of the reporting period		13,964	0
Net income attributable to non-controlling interests		₩ 379	₩ 0	₩ 0

[1]	Hybrid securities issued by Woori Bank
[2]	Distribution of the hybrid securities issued by Woori Bank